Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Level 1 of fair value hierarchy [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		$ 428,633	$ 244,960
Derivative financial liability (restated)		13,628
Level 1 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		22,780	21,806
Level 1 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		14,935	14,629
Level 1 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		390,918	208,525
Level 1 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]
Level 1 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]
Level 2 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		26,760	31,506
Fair value of Level 3 financial assets [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]	6,748	5,794
Fair value of Level 3 financial assets [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		20,012	25,712
Total [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		455,393	276,466
Derivative financial liability (restated)		13,628
Total [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		22,780	21,806
Total [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		14,935	14,629
Total [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		390,918	208,525
Total [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	[1]	6,748	5,794
Total [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value		$ 20,012	$ 25,712

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: